CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Operating activities:
Net cash used in operating activities	$ (53,728)	$ (150,905)
Investing activities:
Payments for purchases of property, equipment and software and intangible assets	(9,927)	(52,493)
Proceeds from disposal of property, equipment and software	4,818	11,814
Receipts of government grants related to assets	10,200
Disposal of subsidiaries, net of cash disposed	(11,969)	(371)
Proceeds from interest arising from securities pledged to an investor		4,469
Loans to a related party	(72,731)
Proceed from settlement of related party loans	80,251
Proceed from settlement of derivative instruments		740
Net cash provided by (used in) investing activities	642	(35,841)
Financing activities:
Proceeds from issuance of exchangeable notes		27,842
Proceeds from issuance of convertible notes	128,325	189,263
Repayments of convertible notes	(128,325)	(119,263)
Proceeds from borrowings	719,624	809,735
Repayments of borrowings	(690,077)	(601,425)
Payments of cash collateral to Meritz		(74,469)
Net cash provided by financing activities	35,547	231,706
Effect of exchange rate changes on cash and restricted cash	26,723	(38,349)
Net increase in cash and restricted cash	9,184	6,611
Cash and restricted cash at beginning of the period	550,277	484,937
Cash and restricted cash at end of the period	559,461	491,548
Reconciliation of cash and restricted cash:
Cash	80,378	67,849
Restricted cash, current	269,593	420,971
Restricted cash, non-current	209,490	2,728
Total cash and restricted cash	559,461	491,548
Supplemental information
Interest paid	27,014	16,614
Income taxes paid	629	1,455
Income taxes refund		(349)
Non-cash investing and financing activities:
Purchase of property, equipment and software and intangible assets included in accrued expenses and other current liabilities	18,375	37,921
Issuance costs payable	6,556	6,556
Receivable from a disposal of an equity investment under common control		58,671
Receivable from issuance of ordinary shares to Westwood		82
Issuance of ordinary shares through conversion of convertible notes	2,236
Westwood Capital Group LLC
Financing activities:
Proceeds from issuance of ordinary shares		$ 23
ECARX
Financing activities:
Proceeds from issuance of ordinary shares	$ 6,000